Consolidated Balance sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Members capital par value or stated value per unit	$ 0.001	$ 0.001
Common stock, shares authorized		1,000
Common stock, shares issued		0
Common stock, shares outstanding		0
OAK Street Health Inc and Affiliates [Member]
Other patient service receivables, net (Humana comprised $22 and $66 as of September 30, 2020 and December 31, 2019, respectively)	$ 278	$ 729
Capitated accounts receivable (Humana comprised $22,093 and $49,647 as of September 30, 2020 and December 31, 2019, respectively)	224,175	167,429
Liability for unpaid claims (Humana comprised $60,103 and $58,916 as of September 30, 2020 and December 31, 2019, respectively)	257,227	170,629
Other liabilities (Humana comprised $7,612 and $5,294 as of September 30, 2020 and December 31, 2019, respectively)	22,111	11,001
Deferred rent expense (Humana comprised $748 and $1,034 as of September 30, 2020 and December 31, 2019, respectively)	13,317	12,901
Other long-term liabilities (Humana comprised $9,134 and $4,705 as of September 30, 2020 and December 31, 2019, respectively)	18,769	10,816
Temporary equity liquidation preference	$ 0	$ 397,009
Members capital par value or stated value per unit	$ 0.01	$ 0.01
Member units authorised	0	11,000,000
Member Units Issued	0	2,530,864
Member units outstanding	0	2,530,864
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock authorized	50,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	1,000
Common stock, shares issued	240,828,714	0
Common stock, shares outstanding	240,828,714	0
Additional paid-in capital (Humana comprised $49,987 and $0 as of September 30, 2020 and December 31, 2019, respectively)	$ 928,805
OAK Street Health Inc and Affiliates [Member] | Humana [Member]
Other patient service receivables, net (Humana comprised $22 and $66 as of September 30, 2020 and December 31, 2019, respectively)	22	$ 66
Capitated accounts receivable (Humana comprised $22,093 and $49,647 as of September 30, 2020 and December 31, 2019, respectively)	22,093	49,647
Liability for unpaid claims (Humana comprised $60,103 and $58,916 as of September 30, 2020 and December 31, 2019, respectively)	60,103	58,916
Other liabilities (Humana comprised $7,612 and $5,294 as of September 30, 2020 and December 31, 2019, respectively)	7,612	5,294
Deferred rent expense (Humana comprised $748 and $1,034 as of September 30, 2020 and December 31, 2019, respectively)	748	1,034
Other long-term liabilities (Humana comprised $9,134 and $4,705 as of September 30, 2020 and December 31, 2019, respectively)	9,134	4,705
Temporary equity liquidation preference	0	55,084
Common stock, value, outstanding	13	0
Additional paid-in capital (Humana comprised $49,987 and $0 as of September 30, 2020 and December 31, 2019, respectively)	$ 49,987	$ 0